COMMON STOCK OPTIONS AND WARRANTS (Details - Fair value assumptions) - Share-Based Payment Arrangement, Option [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate	4.32%		3.73%
Expected term in years	3 months		3 years 6 months
Dividend yield	0.00%
Volatility of common stock	74.10%
Weighted average grant date fair value per option			$ 1.57
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility of common stock			54.00%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility of common stock			118.00%